Trade receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivable
Summary of trade receivable
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Trade receivable - Related party	-	1,658
Trade receivable - Non-related party	-	10,910
Trade receivable	-	12,568